Other Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Components of Taxes Other than Income Taxes

	December 31,
	2012	2013	2013
	RMB	RMB	US$
Individual income tax withholding	139	135	22
Business tax payable	1,609	1,544	255
Value added taxes payable (recoverable), net	(269)	(263)	(43)
Property tax	21	22	4

	1,500	1,438	238